UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22862

SEI Insurance Products Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices)

c/o CT Corporation

155 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: December 31, 2014

Date of reporting period: June 30, 2014

Item 1.	Reports to Stockholders.

June 30, 2014

SEMI-ANNUAL REPORT

SEI Insurance Products Trust

† VP Defensive Strategy Fund

† VP Conservative Strategy Fund

† VP Moderate Strategy Fund

†VP Market Plus Strategy Fund

† VP Balanced Strategy Fund

† VP Market Growth Strategy Fund

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“Commission”) for the first and third quarter of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

SCHEDULE OF INVESTMENTS (Unaudited)

VP Defensive Strategy Fund

June 30, 2014

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 86.0%

FIXED INCOME FUNDS — 38.0%
SEI Daily Income Trust Short- Duration Government Fund, Class A	2,177	$23
SEI Daily Income Trust Ultra Short Duration Bond Fund, Class A	333	3
SEI Institutional Managed Trust Enhanced Income Fund, Class A	544	4
SEI Institutional Managed Trust High Yield Bond Fund, Class A	395	3
SEI Institutional Managed Trust Real Return Fund, Class A	609	6
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A	604	7

Total Fixed Income Funds (Cost $45) ($ Thousands)		46

MULTI-ASSET FUNDS — 25.6%
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Class A*	2,038	21
SEI Institutional Managed Trust Multi-Asset Income Fund, Class A	485	5
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Class A*	540	5

Total Multi-Asset Funds (Cost $31) ($ Thousands)		31

EQUITY FUNDS — 5.0%
SEI Institutional Managed Trust Global Managed Volatility Fund, Class A	276	3
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class A	179	3

Total Equity Funds (Cost $6) ($ Thousands)		6

Description	Shares	Market Value ($ Thousands)

MONEY MARKET FUND (A) — 17.4%
SEI Liquid Asset Trust Prime Obligation Fund, Class A 0.010%	20,774	$21

Total Money Market Fund (Cost $21) ($ Thousands)		21

Total Investments — 86.0% (Cost $103) ($ Thousands)		$104

Percentages are based on Net Assets of $121 ($ Thousands).

A list of open forward foreign currency contracts held by the Fund at June 30, 2014, is as follows:

Settlement Date	Counterparty	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
7/31/2014	Brown Brothers Harriman	EUR	57	USD	77	$—

						$—

For the period ended June 30, 2014, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

*	Non-income producing fund.

(A)	Rate shown is the 7-day effective yield as of June 30, 2014.

EUR — Euro

USD — United States Dollar

The following is a list of the inputs used as of June 30, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Affiliated Investment Funds	$104	$—	$—	$104

Total Investments in Securities	$104	$—	$—	$104

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts — appreciation**	$—	$—	$—	$—
Forwards Contracts — depreciation**	—	—	—	—

Total Other Financial Instruments	$—	$—	$—	$—

**	Forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

As of June 30, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. As of June 30, 2014, there were no Level 3 securities.

SEI Insurance Products Trust / Semi-Annual Report / June 30, 2014	1

SCHEDULE OF INVESTMENTS (Unaudited)

VP Defensive Strategy Fund (Concluded)

June 30, 2014

Transactions with affiliated companies during the period ended June 30, 2014, are as follows:

Security Description	12/31/2013 Market Value ($ Thousands)	Purchases at Cost ($ Thousands)	Proceeds from Sales ($ Thousands)	Realized Gain (Loss) ($ Thousands)	Change in Unrealized Appreciation (Depreciation) ($ Thousands)	06/30/2014 Market Value ($ Thousands)	Dividend Income ($ Thousands)
SEI Daily Income Trust Short-Duration Government Fund, Class A	$26	$4	$(7)	$—	$1	$23	$—
SEI Daily Income Trust Ultra Short Duration Bond Fund, Class A	$8	$1	$(6)	$—	$—	$3	$—
SEI Institutional Managed Trust Enhanced Income Fund, Class A	$—	$4	$—	$—	$—	$4	$1
SEI Institutional Managed Trust Global Managed Volatility Fund, Class A	$3	$—	$—	$—	$—	$3	$—
SEI Institutional Managed Trust High Yield Bond Fund, Class A	$3	$1	$(1)	$—	$—	$3	$—
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Class A	$20	$4	$(4)	$—	$—	$21	$—
SEI Institutional Managed Trust Multi-Asset Income Fund, Class A	$5	$1	$(1)	$—	$—	$5	$—
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Class A	$5	$1	$(1)	$—	$—	$5	$—
SEI Institutional Managed Trust Real Return Fund, Class A	$6	$1	$(1)	$—	$—	$6	$—
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A	$6	$1	$—	$—	$—	$7	$—
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class A	$3	$—	$—	$—	$—	$3	$—
SEI Liquid Asset Trust Prime Obligation Fund, Class A	$15	$8	$(2)	$—	$—	$21	$—

Totals	$100	$26	$(23)	$—	$1	$104	$1

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

2	SEI Insurance Products Trust / Semi-Annual Report / June 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

VP Conservative Strategy Fund

June 30, 2014

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 99.8%

FIXED INCOME FUNDS — 42.9%
SEI Daily Income Trust Short- Duration Government Fund, Class A	22,690	$238
SEI Daily Income Trust Ultra Short Duration Bond Fund, Class A	21,231	199
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	7,401	80
SEI Institutional Managed Trust Enhanced Income Fund, Class A	51,954	397
SEI Institutional Managed Trust High Yield Bond Fund, Class A	30,034	239
SEI Institutional Managed Trust Real Return Fund, Class A	23,175	239
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A	30,662	318

Total Fixed Income Funds (Cost $1,695) ($ Thousands)		1,710

MULTI-ASSET FUNDS — 29.9%
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Class A*	58,220	596
SEI Institutional Managed Trust Multi-Asset Income Fund, Class A	25,880	278
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Class A*	32,949	318

Total Multi-Asset Funds (Cost $1,174) ($ Thousands)		1,192

EQUITY FUNDS — 17.0%
SEI Institutional Managed Trust Global Managed Volatility Fund, Class A	31,740	358
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class A	18,159	318

Total Equity Funds (Cost $641) ($ Thousands)		676

Description	Shares	Market Value ($ Thousands)

MONEY MARKET FUND (A) — 10.0%
SEI Liquid Asset Trust Prime Obligation Fund, Class A 0.010%	397,450	$397

Total Money Market Fund (Cost $397) ($ Thousands)		397

Total Investments — 99.8% (Cost $3,907) ($ Thousands)		$3,975

Percentages are based on Net Assets of $3,988 ($ Thousands).

A list of open forward foreign currency contracts held by the Fund at June 30, 2014, is as follows:

Settlement Date	Counterparty	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($Thousands)
7/31/2014	Brown Brothers Harriman	EUR	57	USD	77	$—

						$—

For the period ended June 30, 2014, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

*	Non-income producing fund.

(A)	Rate shown is the 7-day effective yield as of June 30, 2014.

EUR — Euro

USD — United States Dollar

The following is a list of the inputs used as of June 30, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Affiliated Investment Funds	$3,975	$—	$—	$3,975

Total Investments in Securities	$3,975	$—	$—	$3,975

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts — appreciation**	$—	$—	$—	$—
Forwards Contracts — depreciation**	—	—	—	—

Total Other Financial Instruments	$—	$—	$—	$—

**	Forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

As of June 30, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. As of June 30, 2014, there were no Level 3 securities.

SEI Insurance Products Trust / Semi-Annual Report / June 30, 2014	3

SCHEDULE OF INVESTMENTS (Unaudited)

VP Conservative Strategy Fund (Concluded)

June 30, 2014

Transactions with affiliated companies during the period ended June 30, 2014, are as follows:

Security Description	12/31/2013 Market Value ($ Thousands)	Purchases at Cost ($ Thousands)	Proceeds from Sales ($ Thousands)	Realized Gain (Loss) ($ Thousands)	Change in Unrealized Appreciation (Depreciation) ($ Thousands)	06/30/2014 Market Value ($ Thousands)	Dividend Income ($ Thousands)
SEI Daily Income Trust Short-Duration Government Fund, Class A	$36	$217	$(15)	$—	$—	$238	$—
SEI Daily Income Trust Ultra Short Duration Bond Fund, Class A	$45	$183	$(29)	$—	$—	$199	$1
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	$9	$69	$(2)	$—	$4	$80	$—
SEI Institutional Managed Trust Enhanced Income Fund, Class A	$36	$367	$(7)	$—	$1	$397	$2
SEI Institutional Managed Trust Global Managed Volatility Fund, Class A	$41	$314	$(13)	$—	$16	$358	$2
SEI Institutional Managed Trust High Yield Bond Fund, Class A	$27	$214	$(5)	$—	$3	$239	$3
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Class A	$68	$531	$(15)	$—	$12	$596	$—
SEI Institutional Managed Trust Multi-Asset Income Fund, Class A	$32	$251	$(7)	$—	$2	$278	$3
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Class A	$36	$283	$(6)	$—	$5	$318	$—
SEI Institutional Managed Trust Real Return Fund, Class A	$27	$214	$(5)	$—	$3	$239	$—
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A	$36	$286	$(8)	$—	$4	$318	$—
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class A	$36	$278	$(14)	$(1)	$19	$318	$1
SEI Liquid Asset Trust Prime Obligation Fund, Class A	$23	$382	$(8)	$—	$—	$397	$—

Totals	$452	$3,589	$(134)	$(1)	$69	$3,975	$12

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

4	SEI Insurance Products Trust / Semi-Annual Report / June 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

VP Moderate Strategy Fund

June 30, 2014

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 99.5%

FIXED INCOME FUNDS — 37.8%
SEI Daily Income Trust Short-Duration Government Fund, Class A	10,608	$111
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	10,381	111
SEI Institutional Managed Trust Enhanced Income Fund, Class A	25,505	195
SEI Institutional Managed Trust High Yield Bond Fund, Class A	28,084	223
SEI Institutional Managed Trust Real Return Fund, Class A	16,253	167
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A	24,191	251

Total Fixed Income Funds (Cost $1,048) ($ Thousands)		1,058

MULTI-ASSET FUNDS — 34.8%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Class A	24,976	279
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Class A*	27,220	279
SEI Institutional Managed Trust Multi-Asset Income Fund, Class A	12,964	139
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Class A*	28,884	279

Total Multi-Asset Funds (Cost $953) ($ Thousands)		976

EQUITY FUNDS — 26.9%
SEI Institutional Managed Trust Global Managed Volatility Fund, Class A	34,625	390
SEI Institutional Managed Trust Large Cap Fund, Class A	5,505	84
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class A	15,919	279

Total Equity Funds (Cost $726) ($ Thousands)		753

Total Investments — 99.5% (Cost $2,727) ($ Thousands)		$2,787

Percentages are based on Net Assets of $2,802 ($ Thousands).

A list of open forward foreign currency contracts held by the Fund at June 30, 2014, is as follows:

Settlement Date	Counterparty	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized (Depreciation) ($Thousands)
7/31/14	Brown Brothers Harriman	EUR	79	USD	107	$(1)

						$(1)

For the period ended June 30, 2014, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

*	Non-income producing fund.

EUR — Euro

USD — United States Dollar

The following is a list of the inputs used as of June 30, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Affiliated Investment Funds	$2,787	$—	$—	$2,787

Total Investments in Securities	$2,787	$—	$—	$2,787

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts — appreciation**	$—	$—	$—	$—
Forwards Contracts — depreciation**	—	(1)	—	(1)

Total Other Financial Instruments	$—	$(1)	$—	$(1)

**	Forwards contracts are valued at the unrealized depreciation on the instrument.

As of June 30, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. As of June 30, 2014, there were no Level 3 securities.

SEI Insurance Products Trust / Semi-Annual Report / June 30, 2014	5

SCHEDULE OF INVESTMENTS (Unaudited)

VP Moderate Strategy Fund (concluded)

June 30, 2014

Transactions with affiliated companies during the period ended June 30, 2014, are as follows:

Security Description	12/31/2013 Market Value ($ Thousands)	Purchases at Cost ($ Thousands)	Proceeds from Sales ($ Thousands)	Realized Gain (Loss) ($ Thousands)	Change in Unrealized Appreciation (Depreciation) ($ Thousands)	06/30/2014 Market Value ($ Thousands)	Dividend Income ($ Thousands)
SEI Daily Income Trust Short-Duration Government Fund, Class A	$35	$96	$(20)	$—	$—	$111	$—
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	$18	$91	$(3)	$—	$5	$111	$—
SEI Institutional International Trust Emerging Markets Equity Fund, Class A	$3	$4	$(7)	$—	$—	$—	$—
SEI Institutional Managed Trust Enhanced Income Fund, Class A	$13	$183	$(2)	$—	$1	$195	$—
SEI Institutional Managed Trust Global Managed Volatility Fund, Class A	$62	$322	$(9)	$—	$15	$390	$—
SEI Institutional Managed Trust High Yield Bond Fund, Class A	$35	$189	$(4)	$—	$3	$223	$2
SEI Institutional Managed Trust Large Cap Fund, Class A	$10	$72	$(1)	$—	$3	$84	$2
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Class A	$44	$227	$(6)	$(1)	$15	$279	$—
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Class A	$44	$234	$(4)	$—	$5	$279	$1
SEI Institutional Managed Trust Multi-Asset Income Fund, Class A	$22	$119	$(2)	$—	$—	$139	$1
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Class A	$44	$235	$(3)	$—	$3	$279	$—
SEI Institutional Managed Trust Real Return Fund, Class A	$26	$141	$(2)	$—	$2	$167	$—
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A	$40	$213	$(4)	$—	$2	$251	$1
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Class A	$44	$228	$(7)	$—	$14	$279	$—

Totals	$440	$2,354	$(74)	$(1)	$68	$2,787	$7

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

6	SEI Insurance Products Trust / Semi-Annual Report / June 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

VP Market Plus Strategy Fund

June 30, 2014

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 98.4%

EQUITY FUNDS — 62.9%
SEI Institutional International Trust Emerging Markets Equity Fund, Class A	6,639	$75
SEI Institutional International Trust International Equity Fund, Class A	16,274	171
SEI Institutional Managed Trust Large Cap Fund, Class A	24,892	378
SEI Institutional Managed Trust Small Cap Fund, Class A	4,717	65

Total Equity Funds (Cost $653) ($ Thousands)		689

MULTI-ASSET FUND — 19.8%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Class A	19,436	217

Total Multi-Asset Fund (Cost $201) ($ Thousands)		217

FIXED INCOME FUNDS — 15.7%
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	7,993	86
SEI Institutional Managed Trust High Yield Bond Fund, Class A	10,808	86

Total Fixed Income Funds (Cost $165) ($ Thousands)		172

Total Investments — 98.4% (Cost $1,019) ($ Thousands)		$1,078

Percentages are based on Net Assets of $1,095 ($ Thousands).

A list of open forward foreign currency contracts held by the Fund at June 30, 2014, is as follows:

Settlement Date	Counterparty	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($Thousands)
7/31/14	Brown Brothers Harriman	EUR	40	USD	55	$—

						$—

For the period ended June 30, 2014, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

EUR — Euro

USD — United States Dollar

The following is a list of the inputs used as of June 30, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Affiliated Investment Funds	$1,078	$—	$—	$1,078

Total Investments in Securities	$1,078	$—	$—	$1,078

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts — appreciation*	$—	$—	$—	$—
Forwards Contracts — depreciation*	—	—	—	—

Total Other Financial Instruments	$—	$—	$—	$—

*	Forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

As of June 30, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. As of June 30, 2014, there were no Level 3 securities

SEI Insurance Products Trust / Semi-Annual Report / June 30, 2014	7

SCHEDULE OF INVESTMENTS (Unaudited)

VP Market Plus Strategy Fund (Concluded)

June 30, 2014

Transactions with affiliated companies during the period ended June 30, 2014, are as follows:

Security Description	12/31/2013 Market Value ($ Thousands)	Purchases at Cost ($ Thousands)	Proceeds from Sales ($ Thousands)	Realized Gain (Loss) ($ Thousands)	Change in Unrealized Appreciation (Depreciation) ($ Thousands)	06/30/2014 Market Value ($ Thousands)	Dividend Income ($ Thousands)
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	$34	$52	$(5)	$—	$5	$86	$—
SEI Institutional International Trust Emerging Markets Equity Fund, Class A	$36	$50	$(15)	$(1)	$5	$75	$—
SEI Institutional International Trust International Equity Fund, Class A	$67	$106	$(7)	$(1)	$6	$171	$—
SEI Institutional Managed Trust High Yield Bond Fund, Class A	$34	$54	$(3)	$—	$1	$86	$1
SEI Institutional Managed Trust Large Cap Fund, Class A	$141	$236	$(19)	$—	$20	$378	$1
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Class A	$84	$124	$(8)	$—	$17	$217	$—
SEI Institutional Managed Trust Small Cap Fund, Class A	$25	$47	$(9)	$—	$2	$65	$—

Totals	$421	$669	$(66)	$(2)	$56	$1,078	$2

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

8	SEI Insurance Products Trust / Semi-Annual Report / June 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

VP Balanced Strategy Fund

June 30, 2014

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 99.1%

FIXED INCOME FUNDS — 35.6%
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	11,002	$118
SEI Institutional Managed Trust High Yield Bond Fund, Class A	19,134	152
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A	32,557	337

Total Fixed Income Funds (Cost $599) ($ Thousands)		607

MULTI-ASSET FUNDS — 32.7%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Class A	30,252	337
SEI Institutional Managed Trust Multi-Asset Income Fund, Class A	4,711	51
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Class A*	17,493	169

Total Multi-Asset Funds (Cost $539) ($ Thousands)		557

EQUITY FUNDS — 30.8%
SEI Institutional International Trust Emerging Markets Equity Fund, Class A	4,482	51
SEI Institutional International Trust International Equity Fund, Class A	12,849	135
SEI Institutional Managed Trust Large Cap Fund, Class A	18,892	287
SEI Institutional Managed Trust Small Cap Fund, Class A	3,649	51

Total Equity Funds (Cost $505) ($ Thousands)		524

Total Investments — 99.1% (Cost $1,643) ($ Thousands)		$1,688

Percentages are based on Net Assets of $1,704 ($ Thousands).

A list of open forward foreign currency contracts held by the Fund at June 30, 2014, is as follows:

Settlement Date	Counterparty	Currency to Deliver (Thousands)		Currency to Deliver (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
7/31/2014	Brown Brothers Harriman	EUR	48	USD	65	$—

						$—

For the period ended June 30, 2014, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

*	Non-income producing fund.

EUR — Euro

USD — United States Dollar

The following is a list of the inputs used as of June 30, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Affiliated Investment Funds	$1,688	$—	$—	$1,688

Total Investments in Securities	$1,688	$—	$—	$1,688

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts — appreciation**	$—	$—	$—	$—
Forwards Contracts — depreciation**	—	—	—	—

Total Other Financial Instruments	$—	$—	$—	$—

**	Forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

As of June 30, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. As of June 30, 2014, there were no Level 3 securities.

SEI Insurance Products Trust / Semi-Annual Report / June 30, 2014	9

SCHEDULE OF INVESTMENTS (Unaudited)

VP Balanced Strategy Fund (Concluded)

June 30, 2014

Transactions with affiliated companies during the period ended June 30, 2014, are as follows:

Security Description	12/31/2013 Market Value ($ Thousands)	Purchases at Cost ($ Thousands)	Proceeds from Sales ($ Thousands)	Realized Gain (Loss) ($ Thousands)	Change in Unrealized Appreciation (Depreciation) ($ Thousands)	06/30/2014 Market Value ($ Thousands)	Dividend Income ($ Thousands)
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	$9	$107	$(2)	$—	$4	$118	$—
SEI Institutional International Trust Emerging Markets Equity Fund, Class A	$5	$48	$(5)	$—	$3	$51	$—
SEI Institutional International Trust International Equity Fund, Class A	$10	$124	$(2)	$—	$3	$135	$—
SEI Institutional Managed Trust High Yield Bond Fund, Class A	$11	$141	$(1)	$—	$1	$152	$2
SEI Institutional Managed Trust Large Cap Fund, Class A	$20	$260	$(4)	$—	$11	$287	$1
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Class A	$25	$300	$(5)	$—	$17	$337	$—
SEI Institutional Managed Trust Multi-Asset Income Fund, Class A	$4	$48	$(1)	$—	$—	$51	$—
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Class A	$12	$157	$(2)	$—	$2	$169	$—
SEI Institutional Managed Trust Small Cap Fund, Class A	$4	$46	$(1)	$—	$2	$51	$—
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A	$25	$314	$(4)	$—	$2	$337	$1

Totals	$125	$1,545	$(27)	$—	$45	$1,688	$4

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

10	SEI Insurance Products Trust / Semi-Annual Report / June 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

VP Market Growth Strategy Fund

June 30, 2014

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 99.7%

EQUITY FUNDS — 43.9%
SEI Institutional International Trust Emerging Markets Equity Fund, Class A	21,228	$240
SEI Institutional International Trust International Equity Fund, Class A	50,066	526
SEI Institutional Managed Trust Large Cap Fund, Class A	75,786	1,151
SEI Institutional Managed Trust Small Cap Fund, Class A	13,958	194

Total Equity Funds (Cost $2,010) ($ Thousands)		2,111

MULTI-ASSET FUNDS — 31.9%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Class A	85,970	959
SEI Institutional Managed Trust Multi-Asset Income Fund, Class A	8,901	96
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Class A*	49,521	478

Total Multi-Asset Funds (Cost $1,466) ($ Thousands)		1,533

FIXED INCOME FUNDS — 23.9%
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	31,220	335
SEI Institutional Managed Trust High Yield Bond Fund, Class A	48,266	383
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A	41,608	432

Total Fixed Income Funds (Cost $1,122) ($ Thousands)		1,150

Total Investments — 99.7% (Cost $4,598) ($ Thousands)		$4,794

Percentages are based on Net Assets of $4,812 ($ Thousands).

A list of open forward foreign currency contracts held by the Fund at June 30, 2014, is as follows:

Settlement Date	Counterparty	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
7/31/2014	Brown Brothers Harriman	EUR	176	USD	240	$(1)

						$(1)

For the period ended June 30, 2014, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

*	Non-income producing fund.

EUR — Euro

USD — United States Dollar

The following is a list of the inputs used as of June 30, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Affiliated Investment Funds	$4,794	$—	$—	$4,794

Total Investments in Securities	$4,794	$—	$—	$4,794

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts — appreciation**	$—	$—	$—	$—
Forwards Contracts — depreciation**	—	(1)	—	(1)

Total Other Financial Instruments	$—	$(1)	$—	$(1)

**	Forwards contracts are valued at the unrealized depreciation on the instrument.

As of June 30, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. As of June 30, 2014, there were no Level 3 securities.

SEI Insurance Products Trust / Semi-Annual Report / June 30, 2014	11

SCHEDULE OF INVESTMENTS (Unaudited)

VP Market Growth Strategy Fund (Concluded)

June 30, 2014

Transactions with affiliated companies during the period ended June 30, 2014, are as follows:

Security Description	12/31/2013 Market Value ($ Thousands)	Purchases at Cost ($ Thousands)	Proceeds from Sales ($ Thousands)	Realized Gain (Loss) ($ Thousands)	Change in Unrealized Appreciation (Depreciation) ($ Thousands)	06/30/2014 Market Value ($ Thousands)	Dividend Income ($ Thousands)
SEI Institutional International Trust Emerging Markets Debt Fund, Class A	$40	$316	$(39)	$—	$18	$335	$—
SEI Institutional International Trust Emerging Markets Equity Fund, Class A	$35	$257	$(70)	$(1)	$19	$240	$—
SEI Institutional International Trust International Equity Fund, Class A	$62	$511	$(63)	$—	$16	$526	$—
SEI Institutional Managed Trust High Yield Bond Fund, Class A	$45	$375	$(42)	$—	$5	$383	$5
SEI Institutional Managed Trust Large Cap Fund, Class A	$130	$1,111	$(146)	$(3)	$59	$1,151	$2
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Class A	$113	$897	$(111)	$—	$60	$959	$—
SEI Institutional Managed Trust Multi-Asset Income Fund, Class A	$11	$94	$(10)	$—	$1	$96	$2
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Class A	$57	$467	$(54)	$—	$8	$478	$—
SEI Institutional Managed Trust Small Cap Fund, Class A	$23	$198	$(32)	$(2)	$7	$194	$—
SEI Institutional Managed Trust U.S. Fixed Income Fund, Class A	$51	$423	$(48)	$—	$6	$432	$2

Totals	$567	$4,649	$(615)	$(6)	$199	$4,794	$11

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

12	SEI Insurance Products Trust / Semi-Annual Report / June 30, 2014

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Statements of Assets and Liabilities ($ Thousands)

June 30, 2014 (Unaudited)

	VP Defensive Strategy Fund		VP Conservative Strategy Fund		VP Moderate Strategy Fund
ASSETS:
Investments in affiliated funds, at market value†	$104		$3,975		$2,787
Receivable from administrator	17		12		15
Deferred offering costs(1)	9		9		9
Income distribution receivable from affiliated funds	—		3		2
Receivable for fund shares sold	—		120		69
Total Assets	130		4,119		2,882
LIABILITIES:
Payable for investment securities purchased	—		123		71
Trustees’ fees payable	1		1		1
Distribution fees payable	—		1		—
Shareholder servicing fees payable	—		1		—
Unrealized loss on forward foreign currency contracts	—		—		1
Accrued expenses	8		5		7
Total Liabilities	9		131		80
Net Assets	$121		$3,988		$2,802
†Cost of investments in affiliated funds	$103		$3,907		$2,727
NET ASSETS:
Paid in Capital (unlimited authorization — no par value)	$118		$3,915		$2,735
Undistributed net investment income	1		5		3
Accumulated net realized gain on investments	1		—		5
Net unrealized appreciation on investments	1		68		60
Net unrealized depreciation on forward foreign currency contracts	—		—		(1)
Net Assets	$121		$3,988		$2,802
Net Asset Value, Offering and Redemption Price Per Share — Class II	$ 10 .17		$ 10 .43		$ 10 .63
	($69,612 ÷ 6,848 shares	)	($490,022 ÷ 46,978 shares	)	($416,585 ÷ 39,204 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class III	$ 10 .16		$ 10 .42		$ 10 .61
	($ 50,985 ÷ 5,019 shares	)	($3,498,439 ÷ 335,851 shares	)	($2,385,836 ÷ 224,878 shares	)

(1)	See Note 2 in the Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

14	SEI Insurance Products Trust / Semi-Annual Report / June 30, 2014

VP Market Plus Strategy Fund		VP Balanced Strategy Fund		VP Market Growth Strategy Fund

$1,078		$1,688		$4,794
14		17		14
9		9		9
—		1		3
—		18		4
1,101		1,733		4,824

1		1		1
—		19		6
—		—		1
—		—		—
—		—		1
5		9		3
6		29		12
$1,095		$1,704		$4,812
$1,019		$1,643		$4,598

$1,033		$1,655		$4,612
2		3		4
1		1		1
59		45		196
—		—		(1)
$1,095		$1,704		$4,812
$11 .05		$10 .76		$10 .88
($63,800 ÷ 5,774 shares	)	($239,466 ÷ 22,264 shares	)	($897,655 ÷ 82,478 shares	)
$11 .04		$10 .74		$10 .86
($1,030,831 ÷ 93,394 shares	)	($1,464,505 ÷ 136,354 shares	)	($3,914,334 ÷ 360,521 shares	)

SEI Insurance Products Trust / Semi-Annual Report / June 30, 2014	15

Statements of Operations ($ Thousands)

For the six months ended June 30, 2014 (Unaudited)

	VP Defensive Strategy Fund	VP Conservative Strategy Fund	VP Moderate Strategy Fund
Investment Income:
Income distributions from affiliated funds	$1	$12	$7
Expenses:
Administration fees	—	2	1
Investment advisory fees	—	1	1
Shareholder servicing fees	—	2	1
Distribution fees — Class III	—	3	2
Trustees’ fees	1	1	1
Deferred offering costs	12	12	12
Professional fees	1	8	5
Printing fees	—	2	1
Custodian/Wire Agent fees	—	2	2
Other expenses	1	2	2
Total Expenses	15	35	28
Less:
Waiver of administrator fees	—	(2)	(1)
Reimbursement from administrator	(15)	(27)	(23)
Waiver of shareholder servicing fees	—	(1)	(1)
Net Expenses	—	5	3
Net Investment Income	1	7	4
Net Realized and Unrealized Gain (Loss) from Affiliated Funds:
Net realized loss from sales of affiliated funds	—	(1)	(1)
Net realized gain on foreign currency transactions	—	—	—
Net change in unrealized appreciation from affiliated funds	1	69	68
Net change in unrealized depreciation on foreign currency translation	—	—	(1)
Net Realized and Unrealized Gain from Affiliated Funds	1	68	66
Net Increase in Net Assets Resulting from Operations	$2	$75	$70

(1)	See Note 2 in the Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

16	SEI Insurance Products Trust / Semi-Annual Report / June 30, 2014

VP Market Plus Strategy Fund	VP Balanced Strategy Fund	VP Market Growth Strategy Fund

$2	$4	$11

1	1	1
1	1	3
—	—	1
1	1	3
1	1	3
12	12	12
4	2	11
1	—	2
1	1	2
1	1	3
23	20	41

(1)	(1)	(1)
(21)	(17)	(34)
(1)	—	(2)
—	2	4
2	2	7

(2)	—	(6)
—	—	1
56	45	199
—	—	(1)
54	45	193
$56	$47	$200

SEI Insurance Products Trust / Semi-Annual Report / June 30, 2014	17

Statements of Changes in Net Assets ($ Thousands)

For the six months ended June 30, 2014 (Unaudited) and the period ended December 31

	VP Defensive Strategy Fund		VP Conservative Strategy Fund
	1/01/14—6/30/14	2013*	1/01/14—6/30/14	2013*
Operations:
Net investment income	$1	$—	$7	$2
Net realized loss from sales of affiliated funds	—	—	(1)	—
Net realized gain on foreign currency transactions	—	—	—	—
Capital gain distributions received from affiliated funds	—	1	—	2
Net change in unrealized appreciation (depreciation) from affiliated funds	1	—	69	(1)
Net change in unrealized depreciation on foreign currency translation	—	—	—	—
Net Increase in Net Assets Resulting from Operations	2	1	75	3
Dividends and Distributions From:
Net Investment Income:
Class II	—	—	(1)	—
Class III	—	—	(4)	—
Total Dividends and Distributions	—	—	(5)	—
Capital Share Transactions(1):
Class II
Proceeds from shares issued	18	50	402	76
Reinvestment of dividends & distributions	—	—	1	—
Cost of shares redeemed	—	—	(1)	—
Increase in Net Assets Derived from Class II Transactions	18	50	402	76
Class III
Proceeds from shares issued	—	50	3,141	373
Reinvestment of dividends & distributions	—	—	4	—
Cost of shares redeemed	—	—	(81)	—
Increase in Net Assets Derived from Class III Transactions	—	50	3,064	373
Increase in Net Assets Derived From Capital Share Transactions	18	100	3,466	449
Net Increase in Net Assets	20	101	3,536	452
Net Assets:
Beginning of Period	101	—	452	—
End of Period	$121	$101	$3,988	$452
Undistributed Net Investment Income Included in Net Assets at End of Period	$1	$—	$5	$3
*	Commenced operations on October 15, 2013.
(1)	For Capital Share Transactions see Note 4 in the Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

18	SEI Insurance Products Trust / Semi-Annual Report / June 30, 2014

VP Moderate Strategy Fund		VP Market Plus Strategy Fund		VP Balanced Strategy Fund		VP Market Growth Strategy Fund
1/01/14—6/30/14	2013*	1/01/14—6/30/14	2013*	1/01/14—6/30/14	2013*	1/01/14—6/30/14	2013*

$4	$4	$2	$1	$2	$1	$7	$1
(1)	(1)	(2)	—	—	—	(6)	—
—	—	—	—	—	—	1	—
—	9	—	4	—	2	—	8
68	(8)	56	3	45	—	199	(3)
(1)	—	—	—	—	—	(1)	—
70	4	56	8	47	3	200	6

(1)	—	—	—	—	—	(1)	—
(6)	—	(2)	—	(1)	—	(5)	—
(7)	—	(2)	—	(1)	—	(6)	—

414	50	2	58	184	50	1,329	65
1	—	—	—	—	—	1	—
(58)	—	(2)	—	(1)	—	(525)	—
357	50	—	58	183	50	805	65

1,947	386	643	356	1,355	72	3,261	497
6	—	2	—	1	—	5	—
(11)	—	(26)	—	(6)	—	(21)	—
1,942	386	619	356	1,350	72	3,245	497
2,299	436	619	414	1,533	122	4,050	562
2,362	440	673	422	1,579	125	4,244	568

440	—	422	—	125	—	568	—
$2,802	$440	$1,095	$422	$1,704	$125	$4,812	$568
$3	$6	$2	$2	$3	$2	$4	$3

SEI Insurance Products Trust / Semi-Annual Report / June 30, 2014	19

Financial Highlights

For six months ended June 30, 2014 (Unaudited) and the period ended December 31

For a share outstanding throughout the period

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gains (Losses) from Affiliated Funds*		Total from Operations	Dividends from Net Investment Income	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Expenses to Average Net Assets**	Ratio of Expenses to Average Net Assets (Excluding Waivers)**		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate†
VP Defensive Strategy Fund
Class II
2014@	$10.07	$0.02	$0.13		$0.15	$(0.05)	$(0.05)	$10.17	1.51%	$70	0.33%	29.60%		0.34%		25%
2013‡	10.00	0.03	0.04		0.07	—	—	10.07	0.70	51	0.35	60.48	#	1.32	#	12
Class III
2014@	$10.06	$—	$0.14		$0.14	$(0.04)	$(0.04)	$10.16	1.38%	$51	0.58%	30.58%		0.07%		25%
2013‡	10.00	0.02	0.04		0.06	—	—	10.06	0.60	50	0.60	60.73	#	1.07	#	12
VP Conservative Strategy Fund
Class II
2014@	$10.14	$0.04	$0.27		$0.31	$(0.02)	$(0.02)	$10.43	3.10%	$490	0.29%	2.99%		0.79%		6%
2013‡	10.00	0.09	0.05		0.14	—	—	10.14	1.40	77	0.29	45.15	#	4.25	#	10
Class III
2014@	$10.14	$0.03	$0.27		$0.30	$(0.02)	$(0.02)	$10.42	2.97%	$3,498	0.54%	3.16%		0.51%		6%
2013‡	10.00	0.16	(0.02	)^	0.14	—	—	10.14	1.40	375	0.54	31.31	#	7.32	#	10
VP Moderate Strategy Fund
Class II
2014@	$10.21	$0.04	$0.44		$0.48	$(0.06)	$(0.06)	$10.63	4.75%	$416	0.22%	4.03%		0.78%		5%
2013‡	10.00	0.05	0.16^		0.21	—	—	10.21	2.10	51	0.22	41.61	#	2.25	#	12
Class III
2014@	$10.20	$0.03	$0.44		$0.47	$(0.06)	$(0.06)	$10.61	4.60%	$2,386	0.47%	4.37%		0.54%		5%
2013‡	10.00	0.23	(0.03	)^	0.20	—	—	10.20	2.00	389	0.47	25.87	#	10.69	#	12
VP Market Plus Strategy Fund
Class II
2014@	$10.49	$0.02	$0.58		$0.60	$(0.04)	$(0.04)	$11.05	5.73%	$64	0.13%	6.31%		0.41%		9%
2013‡	10.00	0.06	0.43		0.49	—	—	10.49	4.90	61	0.13	51.09	#	2.89	#	2
Class III
2014@	$10.49	$0.01	$0.57		$0.58	$(0.03)	$(0.03)	$11.04	5.57%	$1,031	0.38%	6.15%		0.14%		9%
2013‡	10.00	0.07	0.42		0.49	—	—	10.49	4.90	361	0.38	47.50	#	3.42	#	2
VP Balanced Strategy Fund
Class II
2014@	$10.25	$0.05	$0.50		$0.55	$(0.04)	$(0.04)	$10.76	5.35%	$239	0.16%	7.80%		0.89%		4%
2013‡	10.00	0.04	0.21		0.25	—	—	10.25	2.50	51	0.16	57.43	#	2.06	#	8
Class III
2014@	$10.24	$0.03	$0.50		$0.53	$(0.03)	$(0.03)	$10.74	5.21%	$1,465	0.41%	5.83%		0.67%		4%
2013‡	10.00	0.04	0.20		0.24	—	—	10.24	2.40	74	0.41	58.08	#	1.94	#	8
VP Market Growth Strategy Fund
Class II
2014@	$10.33	$0.03	$0.54		$0.57	$(0.02)	$(0.02)	$10.88	5.55%	$898	0.14%	2.66%		0.66%		22%
2013‡	10.00	0.01	0.32		0.33	—	—	10.33	3.30	67	0.14	37.21	#	0.60	#	1
Class III
2014@	$10.32	$0.02	$0.54		$0.56	$(0.02)	$(0.02)	$10.86	5.42%	$3,914	0.39%	3.08%		0.41%		22%
2013‡	10.00	0.08	0.24		0.32	—	—	10.32	3.20	501	0.39	28.77	#	3.95	#	1

‡	For the period October 15, 2013 (commencement of operations) through December 31, 2013. All ratios have been annualized.
*	Per share calculations were performed using average shares.
**	The expense ratios do not include expenses of the underlying affiliated investments companies.
@	For the six month period ended June 30, 2014 (Unaudited). All ratios for the period have been annualized.
†	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
^	The amount shown for a share outstanding throughout the period does not accord with the aggregate net realized and unrealized gains (losses) for that period because of the sales and repurchases of Fund shares in relation to fluctuating market value of the investments of the Fund.
#	Ratio reflects the impact of the low level of average net assets and timing of subscriptions.

The accompanying notes are an integral part of the financial statements.

20	SEI Insurance Products Trust / Semi-Annual Report / June 30, 2014

Notes to Financial Statements (Unaudited)

June 30, 2014

1. ORGANIZATION

SEI Insurance Products Trust (the ‘‘Trust’’) is organized as a Delaware statutory trust under a certificate of trust dated June 21, 2013. The Trust is registered under the Investment Company Act of 1940, as amended (‘‘40 Act’’), as an open-end investment company with six funds: VP Defensive Strategy Fund; VP Conservative Strategy Fund; VP Moderate Strategy Fund; VP Market Plus Strategy Fund; VP Balanced Strategy Fund; and VP Market Growth Strategy Fund; (each a ‘‘Fund’’ and collectively, the ‘‘Funds’’). Each Fund is a ‘‘fund of funds’’ and offers shareholders the opportunity to invest in shares of certain underlying affiliated investment companies (the ‘‘Underlying SEI Funds’’), which are separately managed series of the following investment companies of: SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, and SEI Liquid Asset Trust. The Certificate of Trust permits the Trust to offer Class II and Class III shares in each Fund. The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held. The Trust’s prospectuses provide a description of each Fund’s investment objective and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America (‘‘U.S. GAAP’’) for investment companies.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in these financial statements. Actual results could differ from those estimates.

Security Valuation — The assets of each Fund consist primarily of the investments in underlying affiliated investment companies, which are valued at their respective daily net asset values in accordance with Board-approved pricing procedures.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Funds to measure fair value during the six-month period ended June 30, 2014 maximized the use of observable inputs and minimized the use of unobservable inputs.

During the six-month period ended June 30, 2014, there were no significant changes to the Trust’s fair valuation methodologies. For details of the investment classification, reference the Schedules of Investments.

Security Transactions and Related Income — Security transactions are accounted for on trade date. Dividend income received from the affiliated funds is recognized on the ex-dividend date and is recorded as income distributions in the Statement of Operations. Capital gain distributions received from the affiliated funds are recognized on ex-dividend date and are recorded on the Statement of Operations as such. Costs used in determining realized gains and losses on the sales of investment securities are on the basis of specific identification.

Classes — Class-specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses and non-class-specific expenses are allocated to the respective classes on the basis of relative daily net assets.

Expenses — Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are allocated to the Funds on the basis of relative daily net assets.

Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the underlying funds.

Offering Costs — The Funds’ offering costs, which include typesetting and prospectus printing, and preparation of the initial registration statement, are being amortized over a twelve-month period from inception and can be found on the Statement of Operations.

Dividends and Distributions to Shareholders — Dividends and distributions to shareholders which are determined in accordance with Federal tax regulations are recorded on the ex-dividend date. Distributions from net investment income are declared and paid to shareholders periodically for each Fund. Any net realized capital gain for each Fund is distributed to shareholders at least annually.

Forward Foreign Currency Contracts — To the extent consistent with its investment objective and strategies, a Fund may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. A Fund may also engage in currency transactions to enhance that Fund’s returns. All commitments are ‘‘marked-to-market’’ daily at the applicable foreign

SEI Insurance Products Trust / Semi-Annual Report / June 30, 2014	21

Notes to Financial Statements (Unaudited) (continued)

June 30, 2014

exchange rate, and any resulting unrealized gains or losses are recorded currently. The Funds realize gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes. The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. It is the Funds’ policy to present the gross unrealized appreciation and gross unrealized depreciation of the forward foreign currency contracts separately on the Statements of Assets and Liabilities, as the Funds do not have a master netting agreement with the counterparty to the forward foreign currency contracts. Refer to each Fund’s Schedule of Investments for details regarding open forward foreign currency contracts as of June 30, 2014, if applicable.

3. INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration and Distribution Agreements — SEI Investments Management Corporation (‘‘SIMC’’) serves as investment adviser (the ‘‘Adviser’’) to each Fund. In connection with serving as Adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, based on each Fund’s average daily net assets.

SEI Investments Global Funds Services (the ‘‘Administrator’’) provides the Trust with administrative and transfer agency services. For its services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, based on each Fund’s average daily net assets.

Pursuant to Rule 12b-1 under the Investment Company Act, the Funds have adopted a distribution and shareholder services plan with respect to Class III Shares that allows Class III Shares to pay fees to service providers to compensate them for distribution services or shareholder services with respect to Class III Shares.

In addition, the Funds have adopted a shareholder services plan (the “Service Plan”) with respect to Class II and III Shares that allows such Shares to pay service providers a fee in connection with the ongoing servicing of shareholder accounts owning such Shares.

The Funds’ Distribution Agreement with SIDCo. provides that distribution fees and shareholder service fees will be paid to SIDCo., which may then be used by SIDCo. to compensate insurance companies and other financial intermediaries for providing distribution or shareholder services with respect to Class II and III Shares as applicable.

Effective April 30, 2014, the Funds’ administrator and/or its affiliates have contractually agreed to waive fees or reimburse expenses for each Fund until April 30, 2015, in order to keep total fund operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business) from exceeding the levels specified in the table below. These contractual waivers and reimbursements will only apply if a Fund’s total operating costs exceed the applicable thresholds and will not affect the Fund’s total operating costs if they are less than the applicable thresholds. In other words, shareholders will pay the lower of a Fund’s actual total fund operating expenses or total fund operating expenses after contractual waivers and expense reimbursements. The contractual waiver and expense reimbursement are limited to the Fund’s direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Fund, such as acquired fund fees and expenses (‘‘AFFE’’). The agreement may be amended or terminated only with the consent of the Board of Trustees.

The Funds’ adviser, the Funds’ administrator and/or the Funds’ distributor have voluntarily agreed to waive a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, trustee fees, taxes and extraordinary expenses not incurred in the ordinary course of the Funds’ business) at the levels specified in the table below. The voluntary waivers of the Funds’ adviser, Funds’ administrator and Funds’ distributor are limited to the Funds’ direct operating expenses and therefore do not apply to indirect expenses incurred by the Funds, such as AFFE, if any. The Funds’ adviser, the Funds’ administrator and/or the Funds’ distributor may discontinue all or part of these waivers at any time.

The Adviser, Administrator and Distributor for the Trust serve in the same capacity for the underlying affiliated investment companies.

22	SEI Insurance Products Trust / Semi-Annual Report / June 30, 2014

The following is a summary of annual fees payable to the Adviser, Administrator and Distributor and the voluntary and contractual expense limitations for each Fund:

	Advisory Fees	Administration Fees	Shareholder Servicing Fees	Distribution Fees*	Voluntary Expense Limitations	Contractual Expense Limitations**
VP Defensive Strategy Fund
Class II	0.10%	0.20%	0.25%	—	0.35%	0.45%
Class III	0.10%	0.20%	0.25%	0.30%	0.60%	0.70%
VP Conservative Strategy Fund
Class II	0.10%	0.20%	0.25%	—	0.35%	0.45%
Class III	0.10%	0.20%	0.25%	0.30%	0.60%	0.70%
VP Moderate Strategy Fund
Class II	0.10%	0.20%	0.25%	—	0.34%	0.44%
Class III	0.10%	0.20%	0.25%	0.30%	0.59%	0.69%
VP Market Plus Strategy Fund
Class II	0.10%	0.20%	0.25%	—	0.28%	0.38%
Class III	0.10%	0.20%	0.25%	0.30%	0.53%	0.63%
VP Balanced Strategy Fund
Class II	0.10%	0.20%	0.25%	—	0.30%	0.40%
Class III	0.10%	0.20%	0.25%	0.30%	0.55%	0.65%
VP Market Growth Strategy Fund
Class II	0.10%	0.20%	0.25%	—	0.30%	0.40%
Class III	0.10%	0.20%	0.25%	0.30%	0.55%	0.65%

*	These payments are characterized as ‘‘compensation’’ and are not directly tied to expenses incurred by the Distributor. The payments the Distributor receives during any year may therefore be higher or lower than its actual expenses.
**	As of April 30, 2014 the Fund Instituted contractutual expenses.

Interfund Lending — The Securities and Exchange Commission (‘‘SEC’’) has granted an exemption that permits the Trust to participate in an interfund lending program (the ‘‘Program’’) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the ‘‘SEI Funds’’). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in the Program is voluntary for both borrowing and lending funds. Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (‘‘Repo Rate’’), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (‘‘Bank Loan Rate’’). The Bank Loan Rate will be determined using a formula reviewed annually by the SEI Funds’ Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate.

As of and for the six-month period ended June 30, 2014, the Trust had not participated in the Program.

Other — Certain officers and Trustees of the Trust are also officers and/or Directors of the Adviser, the Administrator and/or the Distributor. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Adviser or the Administrator pays compensation of officers and affiliated Trustees.

A portion of the services provided by the Chief Compliance Officer (‘‘CCO’’) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Adviser, Sub-Advisers and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed annually by the Board of Trustees.

4. CAPITAL SHARE TRANSACTIONS

Capital share transactions for the Funds were as follows (Thousands):

For the six month period ended June 30, 2014 (Unaudited) and the period ended December 31,

	VP Defensive Strategy Fund		VP Conservative Strategy Fund		VP Moderate Strategy Fund		VP Market Plus Strategy Fund
	1/01/14 – 6/30/14	2013*	1/01/14 - 6/30/14	2013*	1/01/14 - 6/30/14	2013*	1/01/14 - 6/30/14	2013*
Shares Issued and Redeemed:
Class II:
Shares issued	2	5	39	8	40	5	—	6
Shares redeemed	—	—	—	—	(5)	—	—	—
Total Class II Transactions	2	5	39	8	35	5	—	6

SEI Insurance Products Trust / Semi-Annual Report / June 30, 2014	23

Notes to Financial Statements (Unaudited) (continued)

June 30, 2014

	VP Defensive Strategy Fund		VP Conservative Strategy Fund		VP Moderate Strategy Fund		VP Market Plus Strategy Fund
	1/01/14 – 6/30/14	2013*	1/01/14 - 6/30/14	2013*	1/01/14 - 6/30/14	2013*	1/01/14 - 6/30/14	2013*
Class III:
Shares issued	—	5	307	37	181	38	61	34
Shares issued in lieu of cash distributions	—	—	—	—	1	—	—	—
Shares redeemed	—	—	(8)	—	(1)	—	(2)	—
Total Class III Transactions	—	5	299	37	181	38	59	34
Increase in Capital Shares	2	10	338	45	216	43	59	40

*	Commenced operations on October 15, 2013.

	VP Balanced Strategy Fund		VP Market Growth Strategy Fund
	1/01/14 – 6/30/14	2013*	1/01/14 - 6/30/14	2013*
Shares Issued and Redeemed:
Class II:
Shares issued	17	5	126	6
Shares redeemed	—	—	(50)	—
Total Class II Transactions	17	5	76	6
Class III:
Shares issued	130	7	314	49
Shares redeemed	(1)	—	(2)	—
Total Class III Transactions	129	7	312	49
Increase in Capital Shares	146	12	388	55

*	Commenced operations on October 15, 2013.

5. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities during the six-month period June 30, 2014, were as follows ($ Thousands):

Total
VP Defensive Strategy Fund
Purchases	$18
Sales	21
VP Conservative Strategy Fund
Purchases	3,206
Sales	127
VP Moderate Strategy Fund
Purchases	2,353
Sales	72
VP Market Plus Strategy Fund
Purchases	667
Sales	64
VP Balanced Strategy Fund
Purchases	1,545
Sales	26
VP Market Growth Strategy Fund
Purchases	4,646
Sales	613

6. FEDERAL TAX INFORMATION

It is each Fund’s intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for Federal income tax purposes and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (initial tax year end) and has concluded that as of December 31, 2013, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Reclassification of Components of Net Assets — The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, accumulated net realized gain (loss) or undistributed net investment income (loss), as appropriate, in the period that the differences arise.

24	SEI Insurance Products Trust / Semi-Annual Report / June 30, 2014

Accordingly, the following permanent differences, primarily attributable to the re-classification of short-term capital gains received from affiliated funds have been reclassified to/from the following accounts as of December 31, 2013 ($ Thousands):

	Undistributed Net Investment Income	Accumulated Net Realized Loss	Paid-in- Capital
VP Conservative Strategy Fund	$1	$(1)	$—
VP Moderate Strategy Fund	2	(2)	—
VP Market Plus Strategy Fund	1	(1)	—
VP Balanced Strategy Fund	1	(1)	—
VP Market Growth Strategy Fund	2	(2)	—

These reclassifications have no impact on net assets or net asset value per share.

There were no dividends or distributions declared during the period ended December 31, 2013.

As of December 31, 2013, the components of Distibutable Earnings on a tax basis were as follows ($ Thousands):

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Unrealized Appreciation (Depreciation)	Total Distributable Earnings
VP Defensive Strategy Fund	$1	$—	$—	$1
VP Conservative Strategy Fund	3	1	(1)	3
VP Moderate Strategy Fund	7	5	(8)	4
VP Market Plus Strategy Fund	2	3	3	8
VP Balanced Strategy Fund	1	2	—	3
VP Market Growth Strategy Fund	4	5	(3)	6

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. The Funds did not incur any carry forward capital losses during the period ended December 31, 2013.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at June 30, 2014, were as follows ($ Thousands):

	Federal Tax Cost	Appreciated Securities	Depreciated Securities	Net Unrealized Appreciation (Depreciation)
VP Defensive Strategy Fund	$103	$1	$—	$1
VP Conservative Strategy Fund	3,907	68	—	68
VP Moderate Strategy Fund	2,727	61	(1)	60
VP Market Plus Strategy Fund	1,019	59	—	59
VP Balanced Strategy Fund	1,643	45	—	45
VP Market Growth Strategy Fund	4,598	196	—	196

Amounts designated as “—” are $0 or have been rounded to $0.

7. INDEMNIFICATIONS

In the normal course of business, a Fund may enter into contracts that provide general indemnifications by a Fund to the counterparty of the contract. A Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against a Fund and, therefore, cannot be established; however, based on experience, management believes the risk of loss from such claims is considered remote.

8. CONCENTRATION RISK

In the normal course of business, the Funds invest primarily in underlying funds that are comprised of fixed income and equity securities in specific industries, and therefore, the Funds may be affected by events in these industries. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Funds. Please refer to each Fund’s current prospectus for additional disclosure regarding the risks associated with investing in a Fund.

9. SUBSEQUENT EVENTS

The Trust, on behalf of the Funds, has evaluated the need for disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements through the date of issuance.

SEI Insurance Products Trust / Semi-Annual Report / June 30, 2014	25

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the fund’s average net assets; this percentage is known as the fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on this page illustrates your fund’s costs in two ways:

• Actual fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Annualized Expense Ratios	Expenses Paid During Period*
VP Defensive Strategy Fund
Actual Fund Return
Class II	$1,000.00	$1,015.10	0.33%	$1.65
Class III	1,000.00	1,013.80	0.58	2.95
Hypothetical 5% Return
Class II	$1,000.00	$1,023.16	0.33%	$1.66
Class III	1,000.00	1,021.87	0.58	2.96
VP Conservative Strategy Fund
Actual Fund Return
Class II	$1,000.00	$1,031.00	0.29%	$1.46
Class III	1,000.00	1,029.70	0.54	2.72
Hypothetical 5% Return
Class II	$1,000.00	$1,023.36	0.29%	$1.45
Class III	1,000.00	1,022.12	0.54	2.71
VP Moderate Strategy Fund
Actual Fund Return
Class II	$1,000.00	$1,047.50	0.22%	$1.12
Class III	1,000.00	1,046.00	0.47	2.38
Hypothetical 5% Return
Class II	$1,000.00	$1,023.70	0.22%	$1.10
Class III	1,000.00	1,022.46	0.47	2.36

	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Annualized Expense Ratios	Expenses Paid During Period*
VP Market Plus Strategy Fund
Actual Fund Return
Class II	$1,000.00	$1,057.30	0.13%	$0.61
Class III	1,000.00	1,055.70	0.38	1.94
Hypothetical 5% Return
Class II	$1,000.00	$1,024.20	0.13%	$0.60
Class III	1,000.00	1,022.91	0.38	1.91
VP Balanced Strategy Fund
Actual Fund Return
Class II	$1,000.00	$1,053.50	0.16%	$0.76
Class III	1,000.00	1,052.10	0.41	2.09
Hypothetical 5% Return
Class II	$1,000.00	$1,024.05	0.16%	$0.75
Class III	1,000.00	1,022.76	0.41	2.06
VP Market Growth Strategy Fund
Actual Fund Return
Class II	$1,000.00	$1,055.50	0.14%	$0.71
Class III	1,000.00	1,054.20	0.39	1.99
Hypothetical 5% Return
Class II	$1,000.00	$1,024.10	0.14%	$0.70
Class III	1,000.00	1,022.86	0.39	1.96

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the commencement of operations period shown).

26	SEI Insurance Products Trust / Semi-Annual Report / June 30, 2014

Board of Trustees Considerations in Approving the Advisory Agreements (Unaudited)

SEI Institutional Products Trust (the “Trust”) and SEI Investments Management Corporation (“SIMC”) have entered into an investment advisory agreement (the “Investment Advisory Agreement”). Pursuant to the Investment Advisory Agreement, SIMC manages the assets of each series of the Trust (collectively, the “Funds”), which are primarily invested in affiliated underlying funds. The management and affairs of the Trust are supervised by a Board of Trustees (each member, a “Trustee” and, collectively, the “Trustees” or the “Board”).

The Investment Company Act of 1940, as amended (the “1940 Act”) requires that the initial approval of, as well as the continuation of, the Funds’ Investment Advisory Agreement must be specifically approved: (i) by the vote of the Board or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with their consideration of such approval, the Funds’ Trustees must request and evaluate, and SIMC is required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreement. In addition, the Securities and Exchange Commission takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve an Investment Advisory Agreement.

Consistent with these responsibilities, the Board calls and holds meetings each year that are dedicated to considering whether to renew the Investment Advisory Agreement between the Trust and SIMC with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC, including information about SIMC’s affiliates, personnel and operations. The Board also receives data from third parties. This information is provided in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations. The Trustees also receive a memorandum from counsel regarding the responsibilities of Trustees in connection with their consideration of whether to approve the Trust’s Investment Advisory Agreement. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive sessions outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC.

Specifically, during the course of the Trust’s fiscal year, the Board requested and received written materials from SIMC regarding: (i) the quality of SIMC’s investment management and other services; (ii) SIMC’s investment management personnel; (iii) SIMC’s operations and financial condition; (iv) SIMC’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the level of the advisory fees that SIMC charges the Funds; (vi) the advisory fees charged by SIMC and the Funds’ overall fees and operating expenses compared with peer groups of mutual funds generally as classified by Lipper (unless otherwise adjusted), an independent provider of investment company data; (vii) the level of SIMC’s profitability from its Fund-related operations; (viii) SIMC’s compliance systems; (ix) the Adviser’s potential economies of scale; (x) SIMC’s policies on and compliance procedures for personal securities transactions; and (xi) SIMC’s expertise and resources in domestic and/or international financial markets.

At the March 25-26, 2014 meeting of the Board of Trustees, the Trustees, including a majority of the Independent Trustees, approved the Investment Advisory Agreement and approved the selection of SIMC to act in its capacity as investment adviser for the Funds. The Board’s approval was based on its consideration and evaluation of a variety of specific factors discussed at the meetings and at prior meetings, including but not necessarily limited to:

•	the nature, extent and quality of the services provided to the Funds under the Investment Advisory Agreement, including the resources of SIMC dedicated to the Funds;

•	the Funds’ expenses under the Investment Advisory Agreement and how those expenses compared to those of other comparable mutual funds;

•	the profitability of SIMC and its affiliates with respect to the Funds, including both direct and indirect benefits accruing to SIMC and its affiliates; and

•

the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Investment Advisory Agreement reflect those economies of scale for the benefit of Fund investors.

SEI Insurance Products Trust / Semi-Annual Report / June 30, 2014	27

Board of Trustees Considerations in Approving the Advisory Agreements (Unaudited) (Concluded)

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by SIMC to the Funds and the resources of SIMC and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC’s personnel, experience, track record and compliance program. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and to the Funds and the resources of SIMC and its affiliates dedicated to the Funds were sufficient to support renewal of the Investment Advisory Agreement.

Fund Expenses. With respect to the Funds’ expenses under the Investment Advisory Agreement, the Trustees considered the rate of compensation called for by the Investment Advisory Agreement and the Funds’ net operating expense ratio in comparison to those of the Funds’ respective peer groups. The Trustees further considered the fact that the comparative fee analysis either showed that the various fees were below average or that there was a reasonable basis for the fee level. The Trustees also considered the effects of SIMC’s voluntary waiver of management and other fees to prevent total Fund expenses from exceeding a specified cap and concluded that SIMC, through waivers, maintained the Funds’ net operating expenses at competitive levels for its distribution channels. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported renewal of the Investment Advisory Agreement.

Profitability. With regard to profitability, the Trustees considered compensation flowing to SIMC and its affiliates, directly or indirectly. The Trustees considered whether the levels of compensation and profitability were reasonable. The Trustees found that profitability was reasonable. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of SIMC is reasonable and supported renewal of the Investment Advisory Agreement.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board was unable to conclude that economies of scale, if any, were not appropriately shared with the Funds.

In addition to the above, the Board took into account the conclusions made by the Board with regard to their consideration and evaluation of a variety of specific factors in connection with their approval of the Funds’ Investment Advisory Agreement at the Trust’s Organizational Meeting on September 10, 2013 (the “Organizational Meeting”). In connection with the Organizational Meeting, the Board received and evaluated similar information to the information that it received in connection with its review of the Investment Advisory Agreement at the March 25-26, 2014 meeting. Among other things, the Board received the following information regarding the Funds at the Organizational Meeting: (i) the level of the advisory fees that SIMC charges the Funds compared with the fees it charges to comparable mutual funds, including the series of SEI Asset Allocation Trust (“SAAT”), which are substantially similar to the Funds; and (ii) the Funds’ overall fees and operating expenses compared with similar mutual funds, including the series of SAAT.

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Investment Advisory Agreement and concluded that the compensation under the Investment Advisory Agreement is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of their deliberations, different factors may have been given varied weight by different Trustees, and the Trustees did not identify any particular information that was all-important or controlling.

28	SEI Insurance Products Trust / Semi-Annual Report / June 30, 2014

SEI INSURANCE PRODUCTS TRUST SEMI-ANNUAL REPORT JUNE 30, 2014

Robert A. Nesher, Chairman

Trustees

William M. Doran

George J. Sullivan, Jr.

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Hubert L. Harris, Jr.

Officers

Robert A. Nesher

President and Chief Executive Officer

Peter A. Rodriguez

Controller and Chief Financial Officer

Russell Emery

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

Aaron Buser

Vice President, Assistant Secretary

David F. McCann

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Edward McCusker

Anti-Money Laundering Compliance Officer

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

SEI-F-033 (6/14)

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments

Included in Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the independent trustees. The Committee is responsible for evaluating and recommending nominees for election to the Registrant’s Board of Trustees (the “Board”). Pursuant to the Committee’s Charter, adopted on June 18th 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the 1940 Act, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Insurance Products Trust

By:	/s/ Robert A. Nesher
Robert A. Nesher, CEO and President

Date: August 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert A. Nesher
Robert A. Nesher, CEO and President

Date: August 26, 2014

By:	/s/ Peter A. Rodriguez
Peter A. Rodriguez, Controller & CFO

Date: August 26, 2014